Note 33 - Employee Benefits - Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized	€ 394	[1]	€ (388)	[2]	€ (40)
Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	20,807		20,418
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	250		282
Interest cost	190		268
Past service cost and gain or loss arising from settlements	12		(11)
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	(610)		1,250
Actuarial gain or loss arising from changes in demographic assumptions	(16)		92
Actuarial gain or loss arising from experience	80		(152)
Cash flow and other changes [Abstract]
Contributions by plan participants	15		19
Benefits paid	(765)		(792)
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		(158)
Exchange rate changes	441		(410)
Other, Cash Flow and Other Changes	0		1
Change in the present value of the defined benefit obligation: Balance, end of year	20,404		20,807		20,418
thereof, Reconciliation
Unfunded	301		315
Funded	20,103		20,492
Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	20,457		19,655
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income	190		263
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income	301		1,335
Cash flow and other changes [Abstract]
Contributions by plan participants	15		19
Contributions by the employer	177		528
Benefits paid	(738)	[3]	(764)	[4]
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		(137)
Exchange rate changes	495		(433)
Other, Cash Flow and Other Changes	0		0
thereof, Reconciliation
Plan administration costs	(9)		(9)
Change in fair value of plan assets: Balance, end of year	20,888		20,457		19,655
Funded status, end of year	484		(350)
Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	(38)
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus	(48)		2
Cash flow and other changes [Abstract]
Exchange rate changes	(4)		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year	(90)		(38)
Germany [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized	(455)		(874)		0
Germany [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	13,532		13,270
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	177		200
Interest cost	80		122
Past service cost and gain or loss arising from settlements	28		(22)	[5]
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	(319)		536
Actuarial gain or loss arising from changes in demographic assumptions	0		110
Actuarial gain or loss arising from experience	75		(73)
Cash flow and other changes [Abstract]
Contributions by plan participants	1		4
Benefits paid	(477)		(456)
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		(158)
Exchange rate changes	0		0
Other, Cash Flow and Other Changes	0		(1)
Change in the present value of the defined benefit obligation: Balance, end of year	13,097		13,532		13,270
thereof, Reconciliation
Unfunded	0		0
Funded	13,097		13,532
Germany [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	12,658		11,915
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income	76		111
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income	243		777
Cash flow and other changes [Abstract]
Contributions by plan participants	1		4
Contributions by the employer	141		444
Benefits paid	(477)	[3]	(456)	[4]
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		(137)	[6]
Exchange rate changes	0		0
Other, Cash Flow and Other Changes	0		0
thereof, Reconciliation
Plan administration costs	0		0
Change in fair value of plan assets: Balance, end of year	12,642		12,658		11,915
Funded status, end of year	(455)		(874)
Germany [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus	0		0
Cash flow and other changes [Abstract]
Exchange rate changes	0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year	0		0
UK [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized	1,090		788		0
UK [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	4,917		4,687
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	23		28
Interest cost	63		85
Past service cost and gain or loss arising from settlements	(15)		11
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	(220)		600
Actuarial gain or loss arising from changes in demographic assumptions	(5)		(11)
Actuarial gain or loss arising from experience	(16)		(68)
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Benefits paid	(134)		(160)
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	316		(255)
Other, Cash Flow and Other Changes	0		0
Change in the present value of the defined benefit obligation: Balance, end of year	4,929		4,917		4,687
thereof, Reconciliation
Unfunded	14		15
Funded	4,915		4,902
UK [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	5,705		5,615
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income	74		101
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income	5		456
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Contributions by the employer	0		0
Benefits paid	(134)	[3]	(159)	[4]
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	374		(303)
Other, Cash Flow and Other Changes	0		0
thereof, Reconciliation
Plan administration costs	(5)		(5)
Change in fair value of plan assets: Balance, end of year	6,019		5,705		5,615
Funded status, end of year	1,090		788
UK [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus	0		0
Cash flow and other changes [Abstract]
Exchange rate changes	0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year	0		0
US [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized	(203)		(220)		0
US [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	1,327		1,418
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	10		12
Interest cost	31		43
Past service cost and gain or loss arising from settlements	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	(50)		75
Actuarial gain or loss arising from changes in demographic assumptions	3		(9)
Actuarial gain or loss arising from experience	20		3
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Benefits paid	(87)		(96)
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	97		(119)
Other, Cash Flow and Other Changes	0		0
Change in the present value of the defined benefit obligation: Balance, end of year	1,351		1,327		1,418
thereof, Reconciliation
Unfunded	197		195
Funded	1,154		1,132
US [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	1,107		1,143
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income	26		34
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income	7		60
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Contributions by the employer	4		56
Benefits paid	(75)	[3]	(84)	[4]
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	82		(99)
Other, Cash Flow and Other Changes	0		0
thereof, Reconciliation
Plan administration costs	(3)		(3)
Change in fair value of plan assets: Balance, end of year	1,148		1,107		1,143
Funded status, end of year	(203)		(220)
US [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus	0		0
Cash flow and other changes [Abstract]
Exchange rate changes	0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year	0		0
Other [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized	(38)		(82)		(40)
Other [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	1,031		1,043
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	40		42
Interest cost	16		18
Past service cost and gain or loss arising from settlements	(1)		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	(21)		39
Actuarial gain or loss arising from changes in demographic assumptions	(14)		2
Actuarial gain or loss arising from experience	1		(14)
Cash flow and other changes [Abstract]
Contributions by plan participants	14		15
Benefits paid	(67)		(80)
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	28		(36)
Other, Cash Flow and Other Changes	0		2
Change in the present value of the defined benefit obligation: Balance, end of year	1,027		1,031		1,043
thereof, Reconciliation
Unfunded	90		105
Funded	937		926
Other [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	987		982
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income	14		17
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income	46		42
Cash flow and other changes [Abstract]
Contributions by plan participants	14		15
Contributions by the employer	32		28
Benefits paid	(52)	[3]	(65)	[4]
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	39		(31)
Other, Cash Flow and Other Changes	0		0
thereof, Reconciliation
Plan administration costs	(1)		(1)
Change in fair value of plan assets: Balance, end of year	1,079		987		€ 982
Funded status, end of year	52		(44)
Other [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	(38)
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus	(48)		2
Cash flow and other changes [Abstract]
Exchange rate changes	(4)		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year	€ (90)		€ (38)

[1]	Thereof € 1,207 million recognized in Other assets and € 813 million in Other liabilities.
[2]	Thereof € 877 million recognized in Other assets and € 1,265 million in Other liabilities
[3]	For funded plans only.
[4]	For funded plans only.
[5]	Contains a past service credit of € 48 million due to the introduction of a capital option for a specific plan sponsored by former Postbank
[6]	Postbank Systems AG